UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7278
                                                     ---------------------

               Nuveen Arizona Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                              SEMIANNUAL REPORT January 31, 2004


NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND
NAZ

NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND
NFZ

NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NKR

NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NXE

NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND
NTX

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo:
NUVEEN INVESTMENTS

FASTER INFORMATION
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       NUVEEN FUND REPORT
          ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR ORBROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo:
NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions."


Dear
  SHAREHOLDER

I am very pleased to report that for the period ended January 31, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income. Your Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In the current environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2004

Nuveen Arizona and Texas Municipal Closed-End Exchange-Traded Funds (NAZ, NFZ, NKR, NXE, NTX)

Portfolio Managers'
               COMMENTS

Portfolio managers Scott Romans and Dan Solender review national and state economic and market conditions, key investment strategies, and the recent performance of these Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for the four Arizona Funds in November 2003. With eleven years of investment experience, including seven at Nuveen, Dan took over management responsibility for NTX in November 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE REPORTING PERIOD ENDED JANUARY 31, 2004?

During this period, the greatest influences on the general economy and the municipal market continued to be historically low interest rates, a generally modest rate of inflation and the overall pace of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. Inflation remained under control, with the 1.1% annual change in the core CPI rate for 2003 representing the smallest gain in more than 40 years. The gross domestic product growth rate in 2003 was a respectable 3.1%, the fastest pace since 2000.

The combination of low interest rates, the absence of inflationary pressures, and a slowly improving economy created generally favorable conditions for municipal bonds. In 2003, municipal bond new issue supply reached $382 billion nationally, a 7% increase over the previous new issue record set in 2002. However, the pace of issuance slowed somewhat during the last half of 2003 and the slow pace continued into the first month of 2004.

HOW WERE CONDITIONS IN ARIZONA AND TEXAS?

Arizona's economy continued to recover during this reporting period, with steady job growth in the services industry, positive developments in the high-tech and biotech sector, and increased defense-related manufacturing. In terms of total jobs gained in 2003, Arizona ranked third in the nation (behind Florida and Georgia). As of January 2004, Moody's rated Arizona's debt A1 with a negative outlook, while Standard & Poor's rated the state AA with a negative outlook. These negative outlooks reflected the fact that, despite the state's current economic rebound, Arizona's surplus funds were depleted in 2002 and, according to the rating agencies, budget imbalances could continue over the next several fiscal years.

In Texas, low oil and gas inventories and rising prices gave a boost to the state's energy industry, while employment in the financial services sector rose, supported by a rapidly growing population and increased demand for mortgage financing. As home to more than 200,000 military personnel, the state also continued to benefit from new defense contracts and increased military activity. Texas ranked fourth in the nation, behind Arizona, in jobs added during 2003. Both Moody's and S&P maintained their Aa1/AA general obligation rating and stable outlook for Texas.

HOW DID THESE FUNDS PERFORM OVER THE 12-MONTH PERIOD ENDED JANUARY 31, 2004?

Individual results for these Arizona and Texas Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                        TOTAL RETURN          LEHMAN     LIPPER
               MARKET YIELD                   ON NAV   TOTAL RETURN1   AVERAGE2
-------------------------------------------------------------------------------
                                              1 YEAR          1 YEAR     1 YEAR
                           TAXABLE-            ENDED           ENDED      ENDED
       1/31/04          EQUIVALENT3          1/31/04         1/31/04    1/31/04
-------------------------------------------------------------------------------
NAZ      5.64%                8.23%            8.78%           6.19%      9.57%
-------------------------------------------------------------------------------
NFZ      5.35%                7.81%            9.82%           6.19%      9.57%
-------------------------------------------------------------------------------
NKR      5.79%                8.45%            9.46%           6.19%      9.57%
-------------------------------------------------------------------------------
NXE      5.70%                8.32%            9.56%           6.19%      9.57%
-------------------------------------------------------------------------------
NTX      6.34%                8.81%           11.06%           6.19%      9.57%
-------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses. You cannot invest directly in an index.

2 The total returns of these Nuveen Funds are compared with the average annualized return of the 44 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current yield and a federal income tax rate of 28% plus the applicable state income tax rate. Because Texas has no state income tax, NTX's taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%, while the combined federal and state tax rate used for Arizona is 31.5%. The yields shown for Arizona highlight the added value of owning shares that are exempt from state as well as federal income taxes.

For the 12 months ended January 31, 2004, the total returns of all five of the Funds in this report outperformed the unleveraged national Lehman Brothers Municipal Bond Index. The Funds' use of leverage was a primary factor that influenced their total return performance relative to the Lehman index. Leveraging can add volatility to a Fund's net asset value, share price and income. However, during periods of low short-term interest rates and low or falling long-term interest rates, such as the environment during much of this 12-month period, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.

In addition to leverage, factors such as bond calls and the price movement of specific sectors and holdings also had an impact on each Fund's relative performance during this period. For example, NTX benefited from its holdings of bonds backed by American Airlines, as airline-backed bonds rebounded strongly in the last part of 2003. The Texas Fund was also helped by the fact that Texas municipal bonds were, on average, the nation's best performers in 2003, as ranked by Lehman.

Among the Arizona Funds, NAZ marked its 10-year anniversary in November 2002, a point in a Fund's life cycle that often signals an increased potential for bond calls from the portfolio. Through the year, NAZ held a relatively large group of bonds that were priced to near-term call dates, which limited their upside price potential in the period's generally declining interest rate environment. In addition, as these bonds were called from NAZ's portfolio, the proceeds were reinvested in the lower-yielding securities reflecting current market rates. Both of these factors acted to restrain the performance of this Fund relative to the other Arizona Funds in this report.

Over the 12-month period, increased investor demand for higher-yielding securities caused the yield spreads between higher- and lower-rated bonds to narrow as the market yields for all bonds generally fell. Since the yields of lower-rated bonds generally fell more than higher-rated bonds, and the prices of lower-rated bonds rose accordingly, some of the Funds' lower-rated holdings were among their best performers. For example, all four Arizona Funds also held bonds issued for Catholic Healthcare West, which showed improved financial performance during the period and began a bond buyback to reduce its outstanding debt. In addition, both NAZ and NXE held industrial development revenue bonds issued by Yavapai County, which has been repurchasing its outstanding bonds as it converts from a standard utility to a telecommunications company. In some cases, we took advantage of these narrowed credit spreads to sell some of our positions in lower-rated bonds at what we believed were very attractive prices.

WHAT ABOUT DIVIDENDS AND SHARE PRICES?

With short-term interest rates at historically low levels, the dividend-paying capabilities of all these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can leave more earnings to support common share dividends. During the 12 months ended January 2004, continued low short-term rates enabled us to implement two dividend increases in NFZ and one in NTX. Leverage also helped to support the dividend of NAZ, which as of January 31, 2004, had offered shareholders 44 consecutive months of steady or increasing dividends. NKR and NXE, which were introduced in 2002, had provided 21 and 15 months, respectively, of stable, attractive dividends.

Each Fund seeks to pay a stable dividend at a rate that reflects the Fund's past results and projected future performance. A Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2004, all of the Funds in this report had positive UNII.

Over the 12-month period ended January 31, 2004, the share prices of these Funds generally performed well, with most ending the period higher than they began. The lone exception was NKR, which saw its share price decline. As of January 31, 2004, NAZ and NFZ were trading at premiums, while NKR, NXE and NTX were trading at discounts to their NAV (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE PERIOD ENDED JANUARY 31, 2004?

Over this reporting period, a major focus continued to be management of the Funds' durations4 in an attempt to make the interest rate risk more consistent across funds. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Overall, our goal was to properly calibrate each Fund's interest rate risk. In NAZ, this meant working to extend the Fund's duration, as we reinvested proceeds from a number of bond calls and the sale of issues with relatively short effective maturities into bonds with longer maturities.

In the other Funds, our objective was to shorten the Funds' durations. Generally, we focused on selling 30-year bonds and replacing them with bonds in the 20-year maturity range and with 8 to 10 years of call protection. In many cases, we believed that bonds in this part of the yield curve offered yields similar to those of longer-term bonds but had better total return potential.

Although the heavy volume of municipal issuance during 2003 provided some opportunities to make trades that we believed would benefit the Funds, in recent months we have seen supply soften. This was true in both Arizona and Texas, where issuance during August 2003-January 2004



4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

declined 17% and 10%, respectively, from levels of the previous six months. Both markets presented challenges in finding issues with the types of structures we prefer and the potential to add value. In Texas, our focus was on purchasing higher quality issues, particularly in the general obligation category, reflecting the increased issuance in this sector. For the Arizona Funds, we looked for bonds that had the potential to enhance the Fund's income while maintaining diversity and overall credit quality. We found the majority of our yield opportunities in the healthcare, utilities, and-- to a lesser degree--higher education sectors.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF JANUARY 31, 2004?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality is a vital requirement. As of January 31, 2004, all of these Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 75% to 87%.

As of January 31, 2004, potential call exposure over the 2004 - 2006 period ranged from zero in NKR and NXE to 14% in NTX. The actual number of bond calls these Funds will face in the coming months will depend largely on current and anticipated changes in market interest rates.

In general, we believe that these Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, they represent a quality component within a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Arizona Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of January 31, 2004

NAZ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 65%
AA                                  14%
A                                    3%
BBB                                 13%
NR                                   1%
BB or Lower                          4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.27
--------------------------------------------------
Common Share Net Asset Value                $14.42
--------------------------------------------------
Premium/(Discount) to NAV                   12.83%
--------------------------------------------------
Market Yield                                 5.64%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.83%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.23%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $64,041
--------------------------------------------------
Average Effective Maturity (Years)           18.37
--------------------------------------------------
Leverage-Adjusted Duration                    9.00
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/19/92)
--------------------------------------------------
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        10.58%         8.78%
--------------------------------------------------
5-Year                         5.73%         4.48%
--------------------------------------------------
10-Year                        6.55%         5.29%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                     0.0765
Mar                     0.0765
Apr                     0.0765
May                     0.0765
Jun                     0.0765
Jul                     0.0765
Aug                     0.0765
Sep                     0.0765
Oct                     0.0765
Nov                     0.0765
Dec                     0.0765
Jan                     0.0765

Line Chart:
SHARE PRICE PERFORMANCE

2/1/03                  15.6
                        16.18
                        15.87
                        15.89
                        15.95
                        16
                        16.11
                        16.11
                        16.12
                        16.08
                        15.85
                        15.59
                        15.37
                        15.84
                        16
                        15.9
                        16.56
                        16.52
                        16.45
                        16.7
                        16.58
                        16.9
                        16.62
                        14.96
                        15.03
                        14.9
                        14.76
                        14.77
                        14.8
                        14.66
                        14.71
                        14.86
                        15.27
                        15.18
                        15.16
                        15.1
                        15.05
                        15.24
                        15.39
                        15.41
                        15.49
                        15.61
                        16.1
                        16.06
                        16.17
                        16.14
1/31/04                 16.27

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Arizona Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of January 31, 2004

NFZ

Pie Chart:
CREDIT QUALITY

AAA/U.S. Guaranteed                 55%
AA                                  20%
A                                   11%
BBB                                 13%
BB or Lower                          1%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.17
--------------------------------------------------
Common Share Net Asset Value                $15.45
--------------------------------------------------
Premium/(Discount) to NAV                   11.13%
--------------------------------------------------
Market Yield                                 5.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.81%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $23,834
--------------------------------------------------
Average Effective Maturity (Years)           19.20
--------------------------------------------------
Leverage-Adjusted Duration                    9.56
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/30/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        19.30%         9.82%
--------------------------------------------------
Since Inception               10.67%         8.78%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         29%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Housing/Multifamily                            13%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                     0.073
Mar                     0.0755
Apr                     0.0755
May                     0.0755
Jun                     0.0755
Jul                     0.0755
Aug                     0.0755
Sep                     0.0755
Oct                     0.0755
Nov                     0.0755
Dec                     0.0765
Jan                     0.0765

Line Chart:
SHARE PRICE PERFORMANCE

2/1/03                  15.28
                        15.28
                        15.24
                        15.5
                        15.65
                        16.19
                        16.23
                        16.09
                        15.8
                        15.53
                        15.52
                        15.56
                        15.38
                        15.65
                        16.01
                        16.3
                        16.25
                        16.57
                        16.5
                        16.54
                        16.79
                        16.88
                        16.52
                        15.1
                        15.12
                        15.14
                        15.12
                        15.14
                        15.05
                        14.95
                        14.91
                        14.78
                        14.66
                        14.67
                        14.81
                        14.9
                        15.04
                        15.49
                        15.51
                        15.64
                        15.65
                        16.6
                        16.67
                        16.58
                        16.49
                        16.8
1/31/04                 17.17

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2003 of $0.0418 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of January 31, 2004

NKR

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 75%
AA                                  12%
A                                    4%
BBB                                  8%
BB or Lower                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.92
--------------------------------------------------
Common Share Net Asset Value                $15.52
--------------------------------------------------
Premium/(Discount) to NAV                   -3.87%
--------------------------------------------------
Market Yield                                 5.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.04%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.45%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $37,543
--------------------------------------------------
Average Effective Maturity (Years)           17.22
--------------------------------------------------
Leverage-Adjusted Duration                   10.42
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.98%         9.46%
--------------------------------------------------
Since Inception                5.45%        10.36%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         32%
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------
Healthcare                                      7%
--------------------------------------------------
Utilities                                       6%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                     0.072
Mar                     0.072
Apr                     0.072
May                     0.072
Jun                     0.072
Jul                     0.072
Aug                     0.072
Sep                     0.072
Oct                     0.072
Nov                     0.072
Dec                     0.072
Jan                     0.072


Line Chart:
SHARE PRICE PERFORMANCE

2/1/03                  15.55
                        15.3
                        15.09
                        15.15
                        15.34
                        15.21
                        15.26
                        15.1
                        15.1
                        15.23
                        15.31
                        15.32
                        15.12
                        15.21
                        15.44
                        15.86
                        15.8
                        16.08
                        15.83
                        16.15
                        16.18
                        16.2
                        15.76
                        14.05
                        14.32
                        14.27
                        14.09
                        14.09
                        14.3
                        14.43
                        14.39
                        14.3
                        14.36
                        14.3
                        14.2
                        14.5
                        14.4
                        14.38
                        14.4
                        14.24
                        14.35
                        14.43
                        14.76
                        14.74
                        15.1
                        15.23
1/31/04                 14.92

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0441 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of January 31, 2004

NXE

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 70%
AA                                  14%
A                                    3%
BBB                                 11%
BB or Lower                          2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.10
--------------------------------------------------
Common Share Net Asset Value                $14.40
--------------------------------------------------
Premium/(Discount) to NAV                   -2.08%
--------------------------------------------------
Market Yield                                 5.70%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.32%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $44,163
--------------------------------------------------
Average Effective Maturity (Years)           19.38
--------------------------------------------------
Leverage-Adjusted Duration                   11.07
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.56%         9.56%
--------------------------------------------------
Since Inception                0.83%         5.79%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Housing/Multifamily                            13%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                     0.067
Mar                     0.067
Apr                     0.067
May                     0.067
Jun                     0.067
Jul                     0.067
Aug                     0.067
Sep                     0.067
Oct                     0.067
Nov                     0.067
Dec                     0.067
Jan                     0.067


Line Chart:
SHARE PRICE PERFORMANCE

2/1/03                  13.52
                        13.85
                        13.75
                        13.85
                        14
                        14.01
                        14.02
                        13.85
                        13.8
                        13.65
                        13.4
                        13.65
                        13.93
                        14.01
                        14.01
                        14.18
                        14.11
                        14.26
                        14.05
                        14.29
                        14.7
                        14.73
                        14.25
                        13.96
                        13.5
                        13.57
                        13.13
                        13.26
                        13.25
                        13.05
                        13.1
                        13.19
                        13.2
                        13.03
                        13.14
                        13.21
                        13.09
                        13.1
                        13.34
                        13.21
                        13.3
                        13.4
                        13.45
                        13.65
                        14.19
                        14.2
1/31/04                 14.1

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Texas Quality Income Municipal Fund

Performance
   OVERVIEW As of January 31, 2004

NTX

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 65%
AA                                  11%
A                                    9%
BBB                                 14%
BB or Lower                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.15
--------------------------------------------------
Common Share Net Asset Value                $15.54
--------------------------------------------------
Premium/(Discount) to NAV                   -2.51%
--------------------------------------------------
Market Yield                                 6.34%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.81%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $147,187
--------------------------------------------------
Average Effective Maturity (Years)           20.12
--------------------------------------------------
Leverage-Adjusted Duration                    8.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.98%        11.06%
--------------------------------------------------
5-Year                         6.12%         5.92%
--------------------------------------------------
10-Year                        6.39%         6.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         24%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                     0.079
Mar                     0.08
Apr                     0.08
May                     0.08
Jun                     0.08
Jul                     0.08
Aug                     0.08
Sep                     0.08
Oct                     0.08
Nov                     0.08
Dec                     0.08
Jan                     0.08

Line Chart:
SHARE PRICE PERFORMANCE

2/1/03                  14.43
                        14.51
                        14.29
                        14.39
                        14.55
                        14.9
                        14.93
                        14.74
                        14.82
                        14.94
                        14.9
                        15.09
                        15.09
                        15.05
                        15.17
                        15.34
                        15.38
                        15.54
                        15.53
                        15.25
                        15.44
                        15.7
                        15.17
                        14.52
                        14.8
                        14.45
                        14.64
                        14.35
                        14.2
                        14.23
                        14.35
                        14.4
                        14.22
                        14.27
                        14.34
                        14.4
                        14.56
                        14.66
                        14.68
                        14.82
                        14.98
                        15.02
                        15.52
                        15.34
                        15.3
                        15.55
1/31/04                 15.15

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on October 22, 2003.

                                                                                   NAZ                            NFZ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                        Common and                       Common and
                                                                     MuniPreferred    MuniPreferred   MuniPreferred   MuniPreferred
                                                                     shares voting    shares voting   shares voting   shares voting
                                                                          together         together        together        together
                                                                        as a class       as a class      as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Robert P. Bremner
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Jack B. Evans
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
William L. Kissick
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Peter R. Sawers
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================


                                       11


Shareholder
      MEETING REPORT (continued)
                                                                                   NAZ                             NFZ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                        Common and                       Common and
                                                                     MuniPreferred    MuniPreferred   MuniPreferred   MuniPreferred
                                                                     shares voting    shares voting   shares voting   shares voting
                                                                          together         together        together        together
                                                                        as a class       as a class      as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                          --            1,117              --            432
   Withhold                                                                     --                4              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --            1,121              --            432
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                          --            1,117              --            432
   Withhold                                                                     --                4              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --            1,121              --            432
====================================================================================================================================
Judith M. Stockdale
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                   3,795,380               --       1,508,925              --
   Withhold                                                                128,560               --           3,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,923,940               --       1,512,525              --
====================================================================================================================================


                                       12

                                                                                  NKR                             NXE
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                        Common and                       Common and
                                                                     MuniPreferred    MuniPreferred   MuniPreferred   MuniPreferred
                                                                     shares voting    shares voting   shares voting   shares voting
                                                                          together         together        together        together
                                                                        as a class       as a class      as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                                                   2,315,969               --       3,018,535              --
   Withhold                                                                 83,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Robert P. Bremner
   For                                                                   2,315,969               --       3,018,535              --
   Withhold                                                                 83,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                   2,312,969               --       3,018,535              --
   Withhold                                                                 86,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Jack B. Evans
   For                                                                   2,311,779               --       3,018,535              --
   Withhold                                                                 87,323               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                   2,312,969               --       3,018,535              --
   Withhold                                                                 86,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
William L. Kissick
   For                                                                   2,312,969               --       3,018,535              --
   Withhold                                                                 86,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                   2,308,779               --       3,018,535              --
   Withhold                                                                 90,323               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Peter R. Sawers
   For                                                                   2,312,969               --       3,018,535              --
   Withhold                                                                 86,133               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================


                                       13


Shareholder
       MEETING REPORT (continued)
                                                                                   NKR                            NXE
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                        Common and                       Common and
                                                                     MuniPreferred    MuniPreferred   MuniPreferred   MuniPreferred
                                                                     shares voting    shares voting   shares voting   shares voting
                                                                          together         together        together        together
                                                                        as a class       as a class      as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                          --              684              --             847
   Withhold                                                                     --                3              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --              687              --             847
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                          --              684              --             847
   Withhold                                                                     --                3              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --              687              --             847
====================================================================================================================================
Judith M. Stockdale
   For                                                                   2,311,779               --       3,018,535              --
   Withhold                                                                 87,323               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                   2,301,279               --       3,018,535              --
   Withhold                                                                 97,823               --           5,630              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 2,399,102               --       3,024,165              --
====================================================================================================================================


                                       14

                                                                                                                  NTX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred   MuniPreferred
                                                                                                      shares voting   shares voting
                                                                                                           together        together
                                                                                                         as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                                                                                    8,612,314              --
   Withhold                                                                                                  87,608              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Robert P. Bremner
   For                                                                                                    8,607,546              --
   Withhold                                                                                                  92,376              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                    8,610,846              --
   Withhold                                                                                                  89,076              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                    8,612,646              --
   Withhold                                                                                                  87,276              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                                    8,609,473              --
   Withhold                                                                                                  90,449              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
William L. Kissick
   For                                                                                                    8,611,273              --
   Withhold                                                                                                  88,649              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                                                    8,611,646              --
   Withhold                                                                                                  88,276              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Peter R. Sawers
   For                                                                                                    8,611,846              --
   Withhold                                                                                                  88,076              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================


                                       15


Shareholder
       MEETING REPORT (continued)
                                                                                                                   NTX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                                                         Common and
                                                                                                      MuniPreferred   MuniPreferred
                                                                                                      shares voting   shares voting
                                                                                                           together        together
                                                                                                         as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                                                           --          2,479
   Withhold                                                                                                      --             17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --          2,496
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                           --          2,479
   Withhold                                                                                                      --             17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --          2,496
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                    8,609,473              --
   Withhold                                                                                                  90,449              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                                                    8,608,696              --
   Withhold                                                                                                  91,226              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  8,699,922              --
====================================================================================================================================


                            Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.4%

$         965   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      922,482
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.6%

        1,000   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA          1,094,070
                 Series 2002, 5.375%, 7/01/19 - MBIA Insured

        1,000   Arizona State University, System Revenue Bonds,                       7/12 at 100.00         AAA          1,035,750
                 Series 2002, 5.000%, 7/01/25 - FGIC Insured

        1,750   Arizona Student Loan Acquisition Authority, Student Loan              5/04 at 102.00         Aa1          1,806,858
                 Revenue Bonds, Subordinated Fixed Rate, Series 1994B,
                 6.600%, 5/01/10 (Alternative Minimum Tax)

        1,250   Glendale Industrial Development Authority, Arizona,                   5/11 at 101.00        BBB+          1,314,300
                 Revenue Bonds, Midwestern University, Series 2001A,
                 5.875%, 5/15/31

        1,050   Northern Arizona University, System Revenue Bonds,                    6/12 at 100.00         AAA          1,080,062
                 Series 2002, 5.000%, 6/01/34 - FGIC Insured

        1,400   Southern Arizona Capital Facilities Financing Corporation,            9/12 at 100.00         AAA          1,456,938
                 Student Housing Revenue Bonds, La Aldea Project at the
                 University of Arizona, Series 2002, 5.000%, 9/01/23 -
                 MBIA Insured

        1,500   Tempe Industrial Development Authority, Arizona, Lease                7/13 at 100.00         AAA          1,547,355
                 Revenue Bonds, Arizona State University Foundation Project,
                 Series 2003, 5.000%, 7/01/34 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.5%

        2,000   Arizona Health Facilities Authority, Hospital System                 11/09 at 100.00         Ba2          1,741,280
                 Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.125%, 11/15/22

        2,125   Arizona Health Facilities Authority, Hospital System                 12/10 at 102.00         BBB          2,297,635
                 Revenue Bonds, John C. Lincoln Health Network,
                 Series 2000, 7.000%, 12/01/25

          800   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00        Baa1            889,216
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        3,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          3,284,790
                 Bonds, Discovery Health System, Series 1999A,
                 5.750%, 1/01/25 - MBIA Insured

          515   Puerto Rico Industrial, Tourist, Educational, Medical                11/10 at 101.00          AA            588,866
                 and Environmental Control Facilities Financing Authority,
                 Hospital Revenue Bonds, Hospital de la Concepcion Project,
                 Series 2000A, 6.375%, 11/15/15

        1,500   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,564,065
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31

        2,000   University Medical Center Corporation Tucson, Arizona,                7/04 at 100.00         AAA          2,027,300
                 Hospital Revenue Refunding Bonds, Series 1992,
                 6.250%, 7/01/16 - MBIA Insured

        1,055   Industrial Development Authority, Winslow, Arizona,                   6/08 at 101.00         N/R            743,100
                 Hospital Revenue Bonds, Winslow Memorial Hospital
                 Project, Series 1998, 5.500%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.2%

        2,011   Glendale Industrial Development Authority, Arizona, GNMA             10/10 at 105.00         Aaa          2,215,237
                 Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Maridale Apartments Project, Series
                 2000A, 7.500%, 10/20/35

          400   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            423,644
                 Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson Project, Series 2001,
                 5.700%, 6/20/31 (Alternative Minimum Tax)

        1,000   Phoenix Industrial Development Authority, Arizona,                    9/10 at 103.00         Aaa          1,089,920
                 GNMA Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Camelback Crossings Apartments Project,
                 Series 2000, 6.350%, 9/20/35

        3,215   Tucson Industrial Development Authority, Arizona, Senior              7/10 at 101.00          AA          3,448,988
                 Living Facilities Revenue Bonds, Christian Care Project,
                 Series 2000A, 5.625%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.1%

           75   Phoenix Industrial Development Authority, Arizona, Statewide          6/05 at 102.00         AAA             79,107
                 Single Family Mortgage Revenue Bonds, Series 1995,
                 6.150%, 6/01/08 (Alternative Minimum Tax)


                                       17


                            Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDUSTRIALS - 3.3%

$       2,000   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB     $    2,093,200
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.6%

          345   Mohave County Industrial Development Authority, Arizona,              5/06 at 103.00         AAA            365,321
                 GNMA Collateralized Health Care Revenue Refunding Bonds,
                 Chris Ridge and Silver Ridge Village Projects, Series 1996,
                 6.375%, 11/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.6%

        3,000   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          3,183,630
                 5.000%, 7/01/18 - FGIC Insured

                Puerto Rico Public Improvement, General Obligation Bonds,
                Series 2002A:
          500    5.500%, 7/01/19 - FGIC Insured                                         No Opt. Call         AAA            582,840
          500    5.375%, 7/01/28                                                      7/11 at 100.00          A-            521,645

          585   Tempe Union High School District 213, Maricopa County,                7/04 at 101.00         AAA            602,170
                 Arizona, General Obligation Bonds, Series 1994,
                 6.000%, 7/01/12 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.9%

        1,985   Arizona School Facilities Board, State School Improvement             7/13 at 100.00         AAA          2,106,621
                 Revenue Bonds, Series 2003, 5.000%, 7/01/21

                Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                Multipurpose Stadium Facility Project, Series 2003A:
        3,000    5.375%, 7/01/20 - MBIA Insured                                       7/13 at 100.00         Aaa          3,299,970
        1,000    5.375%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         Aaa          1,095,080

                Bullhead City, Arizona, Parkway District Special Assessment
                Improvement Bonds, Series 1993:
          830    6.100%, 1/01/08                                                      7/04 at 102.00        Baa2            857,598
          890    6.100%, 1/01/09                                                      7/04 at 102.00        Baa2            918,177

          575   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA            595,200
                 Bonds, Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        1,500   Maricopa County Industrial Development Authority, Education           7/10 at 102.00        Baa3          1,498,980
                 Revenue Bonds, Arizona Charter Schools Project I,
                 Series 2000A, 6.750%, 7/01/29

        3,400   Maricopa County Stadium District, Arizona, Revenue                    6/12 at 100.00         Aaa          3,729,698
                 Refunding Bonds, Series 2002, 5.375%, 6/01/18 -
                 AMBAC Insured

                Phoenix Industrial Development Authority, Arizona, Government
                Office Lease Revenue Bonds, Capitol Mall LLC Project, Series 2000:
        1,000    5.375%, 9/15/22 - AMBAC Insured                                      9/10 at 100.00         AAA          1,081,700
        2,000    5.500%, 9/15/27 - AMBAC Insured                                      9/10 at 100.00         AAA          2,160,300

        2,150   Phoenix Civic Plaza Building Corporation, Arizona, Senior             7/05 at 101.00         AAA          2,306,391
                 Lien Excise Tax Revenue Bonds, Series 1994,
                 6.000%, 7/01/14

        2,000   Phoenix Civic Improvement Corporation, Arizona, Subordinate           7/13 at 100.00         AAA          2,108,220
                 Lien Excise Tax Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 - MBIA Insured

        1,200   Prescott Valley Municipal Property Corp., Arizona,                    1/13 at 100.00         AAA          1,243,188
                 Municipal Facilities Revenue Bonds, Series 2003,
                 5.000%, 1/01/27 - FGIC Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00          A-          1,031,690
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

          500   Tucson, Arizona, Certificates of Participation, Series 2000,          7/08 at 100.00         AAA            555,365
                 5.700%, 7/01/20 - MBIA Insured

        1,100   Tucson, Arizona, Streets and Highway Junior Lien User Fee             7/10 at 100.00         AAA          1,167,518
                 Revenue Bonds, Series 1994E, 5.000%, 7/01/18 - FGIC Insured

        2,300   Virgin Islands Public Finance Authority, Gross Receipts              10/14 at 100.00          AA          2,335,029
                 Taxes Loan Notes, Series 2003, 5.000%, 10/01/33 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES - 2.4%

        1,450   Industrial Development Authority, Yavapai County, Arizona,            6/07 at 101.00         BBB          1,513,205
                 Revenue Bonds, Citizens Utilities Company Project,
                 Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 15.7%

$         530   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      593,362
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        3,500   Maricopa County Industrial Development Authority,                       No Opt. Call         AAA          4,515,525
                 Arizona, Hospital Revenue Refunding Bonds, Samaritan
                 Health Services, Series 1990A, 7.000%, 12/01/16 -
                 MBIA Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior                7/10 at 101.00         AAA          2,397,500
                 Lien Wastewater System Revenue Bonds, Series 2000,
                 6.000%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured

        1,000   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00        A***          1,237,320
                 Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27
                 (Pre-refunded to 7/01/10)

          500   Surprise Municipal Property Corporation, Arizona, Excise              7/09 at 101.00         AAA            585,120
                 Tax Revenue Bonds, Series 2000, 5.700%, 7/01/20
                 (Pre-refunded to 7/01/09) - FGIC Insured

          725   Tucson, Arizona, Certificates of Participation, Series 1994,          7/04 at 100.00       AA***            741,305
                 6.375%, 7/01/09 (Pre-refunded to 7/01/04) - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.7%

        1,000   Arizona Power Authority, Special Obligation Power                       No Opt. Call          AA          1,132,060
                 Resource Revenue Refunding Crossover Bonds, Hoover
                 Project, Series 2001, 5.250%, 10/01/15

        1,615   Coconino County, Arizona, Pollution Control Revenue                  10/06 at 102.00          B-          1,579,050
                 Bonds, Nevada Power Company Project, Series 1996,
                 6.375%, 10/01/36 (Alternative Minimum Tax)

          500   Navajo County Pollution Control Corp., Arizona, Pollution             2/04 at 102.00         AAA            511,600
                 Control Revenue Refunding Bonds, Arizona Public
                 Service Company, Series 1993A, 5.875%, 8/15/28 -
                 MBIA Insured

        1,075   Pima County Industrial Development Authority, Arizona,                7/04 at 102.00         AAA          1,128,965
                 Lease Obligation Revenue Refunding Bonds, Tucson
                 Electric Power Company Irvington Project, Series 1988A,
                 7.250%, 7/15/10 - FSA Insured

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Refunding Bonds, Salt River
                Project, Series 2002A:
        2,000    5.125%, 1/01/27                                                      1/12 at 101.00          AA          2,091,980
        1,000    5.000%, 1/01/31                                                      1/12 at 101.00          AA          1,032,280


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.3%

        3,500   Glendale, Arizona, Water and Sewer Revenue Bonds,                     7/13 at 100.00         AAA          3,625,685
                 Subordinate Lien, Series 2003, 5.000%, 7/01/28

        1,250   Phoenix Civic Improvement Corporation, Arizona, Junior                  No Opt. Call         AAA          1,438,373
                 Lien Water System Revenue Refunding Bonds,
                 Series 2001, 5.500%, 7/01/21 - FGIC Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          1,550,430
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      86,116   Total Long-Term Investments (cost $86,763,422) - 143.3%                                                  91,764,254
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      2,276,686
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.8)%                                                        (30,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   64,040,940
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                            Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 14.2%

$       1,020   Mesa Industrial Development Authority, Arizona, Student               7/11 at 101.00        BBB-     $    1,031,689
                 Housing Revenue Bonds, ASU East/Maricopa County
                 Community College District, Williams Campus Project,
                 Series 2001A, 6.000%, 7/01/26

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical,                2/09 at 101.00         BBB          1,008,700
                 and Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez
                 University System Project, Series 1999, 5.375%, 2/01/29

          300   Puerto Rico Industrial, Tourist, Educational, Medical,                9/11 at 100.00         BBB            311,481
                 and Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, University of the Sacred
                 Heart Project, Series 2001, 5.250%, 9/01/21

        1,000   Tempe Industrial Development Authority, Arizona,                      7/13 at 100.00         AAA          1,031,570
                 Lease Revenue Bonds, Arizona State University Foundation
                 Project, Series 2003, 5.000%, 7/01/34 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.6%

          550   Arizona Health Facilities Authority, Hospital System                 12/10 at 102.00         BBB            601,398
                 Revenue Bonds, John C. Lincoln Health Network,
                 Series 2000, 6.875%, 12/01/20

          365   Arizona Health Facilities Authority, Hospital Revenue                 7/10 at 101.00        Baa1            405,705
                 Bonds, Catholic Healthcare West, Series 1999A,
                 6.625%, 7/01/20

        1,000   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,042,710
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 19.4%

        1,000   Maricopa County Industrial Development Authority, Arizona,            7/09 at 102.00         Aaa          1,041,530
                 Multifamily Housing Revenue Bonds, Whispering Palms
                 Apartments Project, Series 1999A, 5.900%, 7/01/29 -
                 MBIA Insured

        1,125   Maricopa County Industrial Development Authority, Arizona,           10/11 at 103.00         Aaa          1,190,970
                 Multifamily Housing Revenue Bonds, Syl-Mar Apartments
                 Project, Series 2001, 5.650%, 4/20/21 (Alternative
                 Minimum Tax)

          275   Phoenix Industrial Development Authority, Arizona,                    6/11 at 102.00         Aaa            291,255
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson Project, Series 2001,
                 5.700%, 6/20/31 (Alternative Minimum Tax)

          990   Phoenix Industrial Development Authority, Arizona,                   10/12 at 102.00         Aaa          1,001,375
                 GNMA Enhanced Mortgage Loan Multifamily Housing
                 Revenue Bonds, Liberty Cove Apartments, Series 2002A,
                 5.050%, 10/20/32

        1,000   Phoenix Industrial Development Authority, Arizona,                    9/10 at 103.00         Aaa          1,089,920
                 GNMA Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Camelback Crossings Apartments Project,
                 Series 2000, 6.350%, 9/20/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.4%

          320   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            336,080
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-4, 5.050%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.4%

        1,000   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB          1,046,600
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.3%

        1,000   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          1,068,650
                 5.000%, 7/01/17 - FGIC Insured

          500   Puerto Rico Public Improvement, General Obligation Bonds,               No Opt. Call          A-            549,885
                 Series 2002A, 5.500%, 7/01/29

        1,020   Tucson, Arizona, General Obligation Refunding Bonds,                  7/07 at 100.00          AA          1,073,417
                 Series 1997, 5.000%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.3%

          700   Arizona School Facilities Board, School Improvement                   7/11 at 100.00         AAA            782,523
                 Revenue Bonds, Series 2001, 5.500%, 7/01/18

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/13 at 100.00         AAA          1,054,110
                 Series 2003A, 5.000%, 7/01/22


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa     $    1,095,080
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/21 - MBIA Insured

        1,180   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA          1,231,755
                 Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured

        2,000   Maricopa County Industrial Development Authority, Arizona,            6/07 at 102.00           A          2,119,020
                 Education Revenue Bonds, Horizon Community Learning
                 Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

          900   Phoenix Industrial Development, Arizona, Government                   3/12 at 100.00         AAA            987,480
                 Office Lease Revenue Bonds, Capitol Mall LLC II Project,
                 Series 2001, 5.250%, 9/15/16 - AMBAC Insured

        2,675   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,821,857
                 Series 2003, 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.9%

          500   Maricopa County Industrial Development Authority, Arizona,            9/05 at 101.00         AAA            538,505
                 Baptist Hospital System Revenue Refunding Bonds,
                 Series 1995, 5.500%, 9/01/16 (Pre-refunded to 9/01/05) -
                 MBIA Insured

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2000,             7/09 at 100.00         AAA          1,132,520
                 5.125%, 7/01/19 (Pre-refunded to 7/01/09) - FGIC Insured

        1,350   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,481,544
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Salt River Project Electric System Revenue Refunding
                Bonds, Series 1997A:
          140    5.000%, 1/01/20 (Pre-refunded to 1/01/08)                            1/08 at 101.00       AA***            156,514
          430    5.000%, 1/01/20 (Pre-refunded to 1/01/08)                            1/08 at 101.00       AA***            485,229


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 21.0%

        1,500   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,693,335
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/17

          500   Coconino County, Arizona, Pollution Control Revenue                   5/04 at 101.00          B-            452,260
                 Bonds, Nevada Power Company Project, Series 1997B,
                 5.800%, 11/01/32 (Alternative Minimum Tax)

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,136,050
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

          350   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            370,713
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

        1,000   Salt River Project Agricultural Improvement and Power                 1/12 at 101.00          AA          1,096,760
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Salt River Project, Series 2002A, 5.250%, 1/01/18

          235   Salt River Project Agricultural Improvement and Power                 1/08 at 101.00          AA            247,325
                 District, Arizona, Salt River Project Electric System Revenue
                 Refunding Bonds, Series 1997A, 5.000%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.5%

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          1,550,430
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      32,425   Total Long-Term Investments (cost $32,831,457) - 145.0%                                                  34,555,945
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.3%                                                                      1,277,799
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (12,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   23,833,744
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                            Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 11.6%

$         510   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA     $      530,920
                 Series 2002, 5.125%, 7/01/26 - MBIA Insured

          715   Arizona State University, System Revenue Bonds,                       7/12 at 100.00         AAA            798,040
                 Series 2002, 5.750%, 7/01/27 - FGIC Insured

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00        BBB+          1,314,300
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31

          320   Puerto Rico Industrial, Tourist, Educational, Medical,                2/09 at 101.00         BBB            330,550
                 and Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez University
                 System Project, Series 1999, 5.375%, 2/01/19

                University of Arizona, Certificates of Participation, Series 2002A:
          750    5.500%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         AAA            839,812
          500    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         AAA            526,000


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.9%

          735   Arizona Health Facilities Authority, Hospital System                  2/12 at 101.00         Ba2            653,202
                 Revenue Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

          400   Arizona Health Facilities Authority, Hospital Revenue                 7/10 at 101.00        Baa1            444,608
                 Bonds, Catholic Healthcare West, Series 1999A,
                 6.625%, 7/01/20

          500   Maricopa County Industrial Development Authority,                     5/08 at 101.00          AA            513,890
                 Arizona, Hospital Revenue Bonds, Mayo Clinic
                 Hospital, Series 1998, 5.250%, 11/15/37

        1,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          1,080,580
                 Bonds, Discovery Health System, Series 1999A,
                 5.625%, 1/01/29 - MBIA Insured

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,026,570
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.8%

        1,000   Maricopa County Industrial Development Authority,                    10/11 at 105.00         AAA          1,053,280
                 Arizona, GNMA Collateralized Multifamily Housing
                 Revenue Refunding Bonds, Pine Ridge, Cambridge Court,
                 Cove on 44th and Fountain Place Apartments
                 Projects, Series 2001A-1, 6.000%, 10/20/31

        1,425   Phoenix Industrial Development Authority, Arizona,                    7/12 at 105.00         AAA          1,515,958
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Summit Apartments Project, Series 2002, 6.450%, 7/20/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.4%

          150   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            155,252
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-1, 5.350%, 11/01/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.8%

        1,000   Yavapai County Industrial Development Authority,                        No Opt. Call         BBB          1,046,600
                 Arizona, Solid Waste Disposal Revenue Bonds,
                 Waste Management Inc. Project, Series 2003B,
                 4.450%, 3/01/28 (Alternative Minimum Tax)
                 (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 47.0%

        1,725   Chandler, Arizona, General Obligation Bonds,                          7/12 at 100.00         AA+          1,858,084
                 Series 2002, 5.000%, 7/01/17

        1,000   Gilbert, Arizona, General Obligation Bonds, Series 2002A,             7/11 at 100.00         AAA          1,069,250
                 5.000%, 7/01/18 - AMBAC Insured

                Maricopa County School District 6, Arizona, General Obligation
                Refunding Bonds, Washington Elementary School, Series 2002A:
        1,000    5.375%, 7/01/15 - FSA Insured                                          No Opt. Call         AAA          1,153,310
        2,000    5.375%, 7/01/16 - FSA Insured                                          No Opt. Call         AAA          2,304,140

        2,165   Maricopa County Unified School District 69 Paradise Valley,             No Opt. Call         AAA          2,469,984
                 Arizona, General Obligation Refunding Bonds, Series 2002A,
                 5.250%, 7/01/14 - FGIC Insured

        1,000   Mesa, Arizona, General Obligation Bonds, Series 2000,                   No Opt. Call         AAA          1,222,670
                 6.500%, 7/01/11 - FGIC Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,405   Mesa, Arizona, General Obligation Bonds, Series 2002,                   No Opt. Call         AAA     $    1,620,401
                 5.375%, 7/01/15 - FGIC Insured

                Phoenix, Arizona, Various Purpose General Obligation
                Bonds, Series 2002B:
        1,700    5.000%, 7/01/22                                                      7/12 at 100.00         AA+          1,771,179
          250    5.000%, 7/01/27                                                      7/12 at 100.00         AA+            258,848

        1,000   Pinal County Unified School District 43, Apache Junction,               No Opt. Call         AAA          1,183,850
                 Arizona, General Obligation Refunding Bonds, Series 2001,
                 5.750%, 7/01/15 - FGIC Insured

        1,500   Scottsdale, Arizona, General Obligation Bonds,                        7/11 at 100.00         AAA          1,548,525
                 Series 2002, 5.000%, 7/01/24

        1,090   Tempe, Arizona, General Obligation Bonds, Certificates                7/14 at 100.00         AA+          1,196,231
                 of Ownership, Series 2004, 5.000%, 7/01/17
                 (WI, Settling 2/03/04)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 38.8%

                Arizona State, Certificates of Participation, Series 2002A:
          750    5.000%, 11/01/17 - MBIA Insured                                      5/12 at 100.00         AAA            803,595
        1,000    5.000%, 11/01/18 - MBIA Insured                                      5/12 at 100.00         AAA          1,065,660
          500    5.000%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         AAA            526,730

        1,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 100.00         AAA          1,080,040
                 Bonds, Series 2002B, 5.250%, 7/01/21

          670   Goodyear Community Facilities Utility District No. 1,                 7/13 at 100.00           A            673,189
                 Arizona, General Obligation Bonds, Series 2003,
                 5.350%, 7/15/28 - ACA Insured

        1,000   Maricopa County Public Finance Authority, Arizona, Lease              7/11 at 100.00         Aaa          1,130,920
                 Revenue Bonds, Series 2001, 5.500%, 7/01/15 -
                 AMBAC Insured

                Maricopa County Stadium District, Arizona, Revenue
                Refunding Bonds, Series 2002:
          840    5.375%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         Aaa            921,455
        2,645    5.375%, 6/01/19 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,885,827

        1,500   Phoenix Industrial Development, Arizona, Government                   3/12 at 100.00         AAA          1,645,800
                 Office Lease Revenue Bonds, Capitol Mall LLC II Project,
                 Series 2001, 5.250%, 9/15/16 - AMBAC Insured

          500   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00           A            537,145
                 Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

          500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA            519,475
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 -
                 FSA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00          A-          1,031,690
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

        1,000   Tucson, Arizona, Streets and Highway Junior Lien User                 7/10 at 100.00         AAA          1,061,380
                 Fee Revenue Bonds, Series 1994E, 5.000%, 7/01/18 -
                 FGIC Insured

          640   Yuma Municipal Property Corporation, Arizona, Municipal               7/10 at 100.00         AAA            665,056
                 Facilities Tax Revenue Bonds, Series 2001,
                 5.000%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.5%

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior                7/08 at 101.00         AAA          1,021,420
                 Lien Airport Revenue Bonds, Series 1998A,
                 5.000%, 7/01/25 - FSA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior                7/12 at 100.00         AAA          1,035,940
                 Lien Airport Revenue Bonds, Series 2002B,
                 5.250%, 7/01/27 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.2%

        1,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,439,520
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/12
                 (Pre-refunded to 7/01/10)

        1,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,646,160
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.2%

        1,115   Arizona Power Authority, Special Obligation Power                       No Opt. Call          AA          1,262,247
                 Resource Revenue Refunding Crossover Bonds, Hoover
                 Project, Series 2001, 5.250%, 10/01/15

        1,000   Mesa, Arizona, Utility System Revenue Bonds,                          7/11 at 100.00         AAA          1,050,580
                 Series 2002, 5.000%, 7/01/20 - FGIC Insured

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,136,050
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured


                                       23


                            Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4%

$         500   Maricopa County Industrial Development Authority,                    12/07 at 102.00         AAA     $      523,700
                 Arizona, Water System Improvement Revenue Bonds,
                 Chaparral City Water Company Project, Series 1997A,
                 5.400%, 12/01/22 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona,                         No Opt. Call         AAA          1,146,730
                 Junior Lien Water System Revenue Refunding Bonds,
                 Series 2001, 5.500%, 7/01/22 - FGIC Insured

        1,000   Tucson, Arizona, Water System Revenue Refunding                       7/12 at 102.00         AAA          1,124,839
                 Bonds, Series 2001, 5.500%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      50,965   Total Long-Term Investments (cost $52,371,670) - 147.6%                                                  55,421,182
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                        621,612
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.3)%                                                        (18,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   37,542,794
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                            Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.2%

$       1,930   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,844,964
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.6%

        2,000   Arizona State University, System Revenue Bonds,                       7/12 at 100.00         AAA          2,232,280
                 Series 2002, 5.750%, 7/01/27 - FGIC Insured

        1,000   Arizona Student Loan Acquisition Authority, Student Loan             11/09 at 102.00         Aaa          1,085,050
                 Revenue Refunding Bonds, Senior Series 1999A1,
                 5.750%, 5/01/15 (Alternative Minimum Tax)

        1,130   Energy Management Services LLC, Arizona State University,             7/12 at 100.00         AAA          1,232,197
                 Energy Conservation Revenue Bonds, Main Campus
                 Project, Series 2002, 5.250%, 7/01/18 - MBIA Insured

          500   Glendale Industrial Development Authority, Arizona,                   5/08 at 101.00        BBB+            512,005
                 Revenue Bonds, Midwestern University, Series 1998A,
                 5.375%, 5/15/28

        1,000   Tucson Industrial Development Authority, Arizona,                     7/12 at 100.00         AAA          1,029,870
                 Lease Revenue Bonds, University of Arizona - Marshall
                 Foundation Project, Series 2002A, 5.000%, 7/15/32 -
                 AMBAC Insured

        2,000   University of Arizona, Certificates of Participation,                 6/12 at 100.00         AAA          2,131,340
                 Series 2002B, 5.125%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.7%

                Arizona Health Facilities Authority, Hospital System Revenue
                Bonds, Phoenix Children's Hospital, Series 1999A:
          750    6.125%, 11/15/22                                                    11/09 at 100.00         Ba2            652,980
          520    6.250%, 11/15/29                                                    11/09 at 100.00         Ba2            450,991

        1,000   Arizona Health Facilities Authority, Hospital System                 12/10 at 102.00         BBB          1,093,450
                 Revenue Bonds, John C. Lincoln Health Network,
                 Series 2000, 6.875%, 12/01/20

          300   Arizona Health Facilities Authority, Hospital Revenue                 7/10 at 101.00        Baa1            333,456
                 Bonds, Catholic Healthcare West, Series 1999A,
                 6.625%, 7/01/20

        2,000   Maricopa County Industrial Development Authority,                     5/08 at 101.00          AA          2,055,560
                 Arizona, Hospital Revenue Bonds, Mayo Clinic Hospital,
                 Series 1998, 5.250%, 11/15/37

        1,250   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,303,388
                 Hospital Revenue Bonds, Scottsdale Healthcare,
                 Series 2001, 5.800%, 12/01/31

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,026,570
                 Hospital Revenue Bonds, Yavapai Regional Medical
                 Center, Series 2003A, 6.000%, 8/01/33


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 19.4%

        1,750   Maricopa County Industrial Development Authority,                     1/18 at 100.00         AAA          1,796,883
                 Arizona, Multifamily Housing Senior Revenue Bonds,
                 National Voluntary Health Facilities II Project,
                 Series 1998A, 5.100%, 1/01/33 - FSA Insured

        2,500   Maricopa County Industrial Development Authority,                    10/10 at 105.00         Aaa          2,635,100
                 Arizona, GNMA Collateralized Multifamily Housing
                 Revenue Bonds, Villas at Augusta Project, Series 2000,
                 6.500%, 10/20/33

        1,545   Phoenix Industrial Development Authority, Arizona,                    6/11 at 102.00         Aaa          1,642,011
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson Project, Series 2001,
                 5.600%, 6/20/21 (Alternative Minimum Tax)

        2,460   Phoenix Industrial Development Authority, Arizona,                   10/12 at 102.00         Aaa          2,502,853
                 GNMA Enhanced Mortgage, Loan Multifamily Housing
                 Revenue Bonds, Liberty Cove Apartments, Series 2002A,
                 4.950%, 10/20/22 (Alternative Minimum Tax)


                                       25


                            Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDUSTRIALS - 3.6%

$       1,500   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB     $    1,569,900
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.4%

          660   Chandler, Arizona, General Obligation Bonds,                          7/12 at 100.00         AA+            707,494
                 Series 2002, 5.000%, 7/01/18

        2,250   DC Ranch Community Facilities District, Scottsdale,                   7/13 at 100.00         Aaa          2,333,565
                 Arizona, General Obligation Bonds, Series 2002,
                 5.000%, 7/15/27 - AMBAC Insured

        1,930   Glendale, Arizona, General Obligation Refunding Bonds,                7/11 at 100.00          AA          2,043,388
                 Series 2002, 5.000%, 7/01/19

        1,000   Maricopa County School District 11, Peoria, Arizona,                    No Opt. Call         AAA          1,114,730
                 General Obligation Refunding Bonds, Series 2002,
                 5.000%, 7/01/15 - FSA Insured

          765   Maricopa County Unified School District 69, Paradise                    No Opt. Call         AAA            854,276
                 Valley, Arizona, General Obligation Refunding Bonds,
                 Series 2002, 5.000%, 7/01/15 - FSA Insured

        1,000   Maricopa County Unified School District 95, Queen Creek                 No Opt. Call         Aaa          1,117,490
                 Arizona, General Obligation Bonds, Series 2002,
                 5.000%, 7/01/14 - FGIC Insured

        1,500   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA          1,744,200
                 Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
                 MBIA Insured

        1,150   Scottsdale, Arizona, General Obligation Refunding Bonds,                No Opt. Call         AAA          1,288,610
                 Series 2002, 5.000%, 7/01/16

          440   Tucson, Arizona, General Obligation Bonds, Series 2001B,              7/11 at 100.00          AA            462,255
                 5.000%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.8%

        2,000   Arizona School Facilities Board, School Improvement                   7/12 at 100.00         AAA          2,168,380
                 Revenue Bonds, Series 2002, 5.250%, 7/01/20

        3,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 102.00         AAA          3,332,670
                 Refunding Bonds, Series 2002A, 5.250%, 7/01/18

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,074,880
                 Series 2002B, 5.250%, 7/01/22

        2,660   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          2,925,973
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/20 - MBIA Insured

          800   Goodyear Community Facilities Utility District No. 1,                 7/13 at 100.00           A            803,808
                 Arizona, General Obligation Bonds, Series 2003,
                 5.350%, 7/15/28 - ACA Insured

        2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,904,567
                 Series 2003, 5.000%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES - 1.3%

          530   Industrial Development Authority, Yavapai County, Arizona,            6/07 at 101.00         BBB            553,103
                 Revenue Bonds, Citizens Utilities Company Project,
                 Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.7%

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          1,110,800
        2,300    5.250%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          2,404,121

        2,450   Tucson Airport Authority Inc., Arizona, Revenue Refunding             6/11 at 100.00         AAA          2,514,117
                 Bonds, Series 2001B, 5.000%, 6/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4%

        1,750   Maricopa County, Arizona, Pollution Control Corporation              11/12 at 100.00         AAA          1,813,105
                 Revenue Bonds, Arizona Public Service Company Palo
                 Verde Project, Series 2002A, 5.050%, 5/01/29 -
                 AMBAC Insured

        1,000   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00          AA          1,032,280
                 District, Arizona, Electric System Revenue Bonds,
                 Salt River Project, Series 2002B, 5.000%, 1/01/31


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.2%

$       1,000   Phoenix Civic Improvement Corporation, Arizona,                       7/11 at 100.00         AAA     $    1,053,850
                 Junior Lien Wastewater System Revenue Refunding
                 Bonds, Series 2001, 5.125%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          2,129,936
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      61,090   Total Long-Term Investments (cost $63,369,767) - 146.3%                                                  64,618,446
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      1,544,801
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.8)%                                                        (22,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   44,163,247
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                            Nuveen Texas Quality Income Municipal Fund (NTX)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 1.9%

$       2,895   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,767,446
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.1%

          205   Brazos Higher Education Authority, Inc., Texas, Student                 No Opt. Call         Aa2            211,993
                 Loan Revenue Refunding Bonds, Subordinate
                 Series 1993A-2, 6.800%, 12/01/04 (Alternative
                 Minimum Tax)

        1,000   Georgetown Higher Education Finance Corporation,                      2/04 at 100.00         Aa3          1,001,690
                 Texas, Higher Education Revenue Bonds, Southwestern
                 University Project, Series 1994, 6.300%, 2/15/14

        1,000   Raven Hills Higher Education Corporation, Texas, Student              8/11 at 100.00         Aaa          1,046,270
                 Housing Revenue Bonds, Cardinal Village LLC - Lamar
                 University Project, Series 2001A, 5.250%, 8/01/24 -
                 MBIA Insured

        2,000   Texas State University System, Financing Revenue                        No Opt. Call         AAA          2,102,760
                 Refunding Bonds, Series 2002, 5.000%, 3/15/20 -
                 FSA Insured

        1,445   Tyler Junior College District, Smith and Van Zanlt                    8/04 at 100.00         AAA          1,479,680
                 Counties, Texas, Combined Fee Improvement Revenue
                 Refunding Bonds, Series 1994, 5.900%, 8/15/13 -
                 MBIA Insured

        2,330   Universal City Education Facilities Corporation, Texas,               3/11 at 102.00          A-          2,401,624
                 Revenue Bonds, Wayland Baptist University Project,
                 Series 2001, 5.625%, 3/01/26

        5,000   University of North Texas, Financing System Revenue Bonds,            4/12 at 100.00         AAA          5,167,950
                 Series 2001, 5.000%, 4/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.9%

        3,000   Gulf Coast Waste Disposal Authority, Texas, Waste                     4/08 at 102.00         BBB          2,978,700
                 Disposal Revenue Bonds, Valero Energy Corporation
                 Project, Series 1998, 5.600%, 4/01/32 (Alternative
                 Minimum Tax)

        1,300   Gulf Coast Waste Disposal Authority, Texas, Waste                     4/09 at 101.00         BBB          1,299,883
                 Disposal Revenue Bonds, Valero Energy Corporation
                 Project, Series 1999, 5.700%, 4/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.0%

        3,500   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          3,781,470
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

                Gregg County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Good Shepherd Medical Center Project,
                Series 2000:
        2,000    6.875%, 10/01/20 - RAAI Insured                                     10/10 at 101.00          AA          2,380,340
        3,250    6.375%, 10/01/25 - RAAI Insured                                     10/10 at 101.00          AA          3,714,458

        1,500   Harris County Health Facilities Development Corporation,              8/11 at 100.00         AA-          1,571,055
                 Texas, Revenue Bonds, St. Luke's Episcopal Hospital,
                 Series 2001A, 5.500%, 2/15/21

        2,000   Harris County Health Facilities Development Corporation,              6/11 at 101.00           A          2,154,720
                 Texas, Hospital Revenue Bonds, Memorial Hermann
                 Healthcare System, Series 2001A, 6.375%, 6/01/29

        5,750   Midland County Hospital District, Texas, Hospital Revenue               No Opt. Call         BBB          3,944,443
                 Bonds, Series 1992, 0.000%, 6/01/11

        2,000   North Central Texas Health Facilities Development                     5/11 at 100.00         AA-          2,024,100
                 Corporation, Hospital Revenue Bonds, Baylor Health
                 Care System Project, Series 2001A, 5.125%, 5/15/29

        1,760   Parker County Hospital District, Texas, Hospital Revenue              8/09 at 102.00        BBB-          1,776,878
                 Bonds, Campbell Health System, Series 1999,
                 6.250%, 8/15/19

        1,050   Tarrant County Health Facilities Development Corporation,            11/08 at 101.00           A          1,079,778
                 Texas, Hospital Revenue Bonds, Adventist Health System/
                 Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20

        3,500   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00           A          3,889,795
                 Texas, Hospital Revenue Bonds, Adventist Health System/
                 Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20

        2,000   Tom Green County Health Facilities Development                        5/11 at 101.00        Baa3          2,115,460
                 Corporation, Texas, Hospital Revenue Bonds, Shannon
                 Health System Project, Series 2001, 6.750%, 5/15/21

        1,000   Tyler Health Facilities Development Corporation, Texas,               7/12 at 100.00        Baa1          1,027,860
                 Hospital Revenue Bonds, Mother Frances Hospital
                 Regional Health Center, Series 2001, 6.000%, 7/01/31


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.3%

                Bexar County Housing Finance Corporation, Texas, Multifamily
                Housing Revenue Bonds, Waters at Northern Hills Apartments
                Project, Series 2001A:
$       2,000    6.000%, 8/01/31 - MBIA Insured                                       8/11 at 102.00         Aaa     $    2,092,060
          750    6.050%, 8/01/36 - MBIA Insured                                       8/11 at 102.00         Aaa            785,925

                Grand Prairie Housing Finance Corporation, Texas, GNMA
                Multifamily Housing Revenue Bonds, Landings of Carrier Project,
                Series 2000A:
        1,000    6.650%, 9/20/22                                                      9/10 at 105.00         AAA          1,106,550
        2,030    6.750%, 9/20/28                                                      9/10 at 105.00         AAA          2,248,022

        5,668   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa          6,011,254
                 Collateralized Mortgage Multifamily Housing Revenue
                 Bonds, RRG Apartments Project, Series 2001,
                 6.250%, 9/20/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.0%

        2,800   El Paso Housing Finance Corporation, Texas, GNMA                      4/11 at 106.75         AAA          2,920,120
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 2001A-3, 6.180%, 4/01/33

          270   Galveston Property Finance Authority, Inc., Texas, Single             3/04 at 101.00          A3            273,494
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

          455   Houston Housing Finance Corporation, Texas, Single                    6/04 at 101.00         AAA            458,085
                 Family Mortgage Revenue Refunding Bonds, Series 1993A,
                 5.950%, 12/01/10 - FSA Insured

        1,745   Texas Department of Housing, Single Family Mortgage                   9/06 at 102.00         AAA          1,839,474
                 Revenue Bonds, Series 1996E, 6.000%, 9/01/17 -
                 MBIA Insured

        2,995   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA          3,104,527
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 (Alternative Minimum Tax) -
                 MBIA Insured

          235   Victoria Housing Finance Corporation, Texas, FNMA Single                No Opt. Call         Aaa            240,370
                 Family Mortgage Revenue Refunding Bonds,
                 Series 1995, 8.125%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.2%

                Bell County Health Facilities Development Corporation,
                Texas, Retirement Facility Revenue Bonds,
                Buckner Retirement Services, Inc. Obligated Group Project,
                Series 1998:
        3,400    5.250%, 11/15/19                                                    11/08 at 101.00          A-          3,433,558
        5,000    5.250%, 11/15/28                                                    11/08 at 101.00          A-          4,874,400

        2,000   Tarrant County Health Facilities Development Corporation,             1/08 at 105.00         AAA          2,257,540
                 Texas, Tax-Exempt Mortgage Revenue Bonds, South
                 Central Nursing Homes Inc. Project, Series 1997A,
                 6.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.5%

        4,500   Cass County Industrial Development Corporation, Texas,                3/10 at 101.00         BBB          4,883,985
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2000A, 6.600%, 3/15/24
                 (Alternative Minimum Tax)

        3,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid             4/06 at 102.00         AA-          3,269,310
                 Waste Disposal Facility Bonds, E.I. DuPont de Nemours
                 and Company Project, Series 1996, 6.400%, 4/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.3%

        4,130   Coppell Independent School District, Dallas County,                    8/09 at 75.34         AAA          2,575,675
                 Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 1992, 0.000%, 8/15/14 - MBIA Insured

        1,450   Donna Independent School District, Hidalgo County,                    2/11 at 100.00         AAA          1,683,406
                 Texas, Unlimited Tax School Building Bonds, Series 2000,
                 6.000%, 2/15/17

        1,750   El Paso County, Texas, Certificates of Obligation,                    2/12 at 100.00         AAA          1,828,278
                 Series 2001, 5.000%, 2/15/21 - FSA Insured

        5,000   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          5,194,900
                 Texas, General Obligation Bonds, Series 2003,
                 5.125%, 2/15/31 - FSA Insured

        2,000   Harlingen Independent School District, Cameron County,                8/09 at 100.00         AAA          2,194,500
                 Texas, Unlimited Tax School Building Bonds, Series 1999,
                 5.650%, 8/15/29

        2,000   Harris County, Texas, Tax and Revenue Certificates                    8/11 at 100.00         AA+          2,052,000
                 of Obligation, Series 2001, 5.000%, 8/15/27

                Houston Community College, Texas, Limited Tax General
                Obligation Bonds, Series 2003:
        2,500    5.000%, 2/15/20 - AMBAC Insured                                      2/13 at 100.00         AAA          2,640,450
        2,235    5.000%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,345,163

        1,500   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa          1,588,635
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21


                                       29


                            Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       2,600   Klein Independent School District, Harris County, Texas,              8/09 at 100.00         AAA     $    2,757,066
                 Unlimited Tax Schoolhouse Bonds, Series 1999A,
                 5.000%, 8/01/18

        5,220   Leander Independent School District Williamson & Travis                8/09 at 46.74         AAA          1,970,550
                 Counties, Texas, Unlimited Tax School Building and
                 Refunding Bonds, Series 2000, 0.000%, 8/15/21

        1,545   Montgomery County, Texas, General Obligation Refunding                 9/07 at 72.39         AAA            964,111
                 Bonds, Series 1997, 0.000%, 3/01/14 - MBIA Insured

        2,000   Northside Independent School District Bexar County,                   8/10 at 100.00         AAA          2,254,380
                 Texas, Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25

          500   Puerto Rico Public Improvement, General Obligation Bonds,               No Opt. Call          A-            549,885
                 Series 2002A, 5.500%, 7/01/29

        1,825   Socorro Independent School District, El Paso County,                  2/06 at 100.00         Aaa          1,945,249
                 Texas, General Obligation Bonds, Series 1996,
                 5.750%, 2/15/21

        1,440   South Texas Community College District, General Obligation            8/12 at 100.00         AAA          1,616,659
                 Bonds, Series 2002, 5.500%, 8/15/17 - AMBAC Insured

        2,000   Texas State, General Obligation Bonds, Veterans Land Board,          12/04 at 100.00         Aa1          2,072,180
                 Series 1994, 6.400%, 12/01/24 (Alternative Minimum Tax)

        2,000   Texas State, General Obligation Bonds, Water Financial                8/11 at 100.00         Aa1          2,105,420
                 Assistance Program, Series 2001, 5.250%, 8/01/23

        1,500   Texas State Public Finance Authority, General Obligation             10/12 at 100.00         Aa1          1,603,800
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18

        1,795   United Independent School District, Webb County, Texas,               8/12 at 100.00         AAA          1,968,666
                 Unlimited Tax School Building Bonds, Series 2000,
                 5.375%, 8/15/18

        5,290   Weslaco Independent School District, Hidalgo County,                  2/10 at 100.00         Aaa          5,702,356
                 Texas, General School Building Obligation Bonds,
                 Series 2000, 5.500%, 2/15/25

                West Texas Independent School District, McLennan and Hill
                Counties, Unlimited Tax School Building and Refunding Bonds,
                Series 1998:
        1,000    0.000%, 8/15/22                                                       8/13 at 61.20         AAA            374,390
        1,000    0.000%, 8/15/24                                                       8/13 at 54.88         AAA            331,350

        1,800   Williamson County, Texas, General Obligation Road                     2/12 at 100.00         AAA          2,025,684
                 Bonds, Series 2002, 5.500%, 2/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.6%

        4,500   Austin, Texas, Hotel Occupancy Tax Subordinate Lien                  11/09 at 100.00         AAA          5,037,345
                 Revenue Refunding Bonds, Series 1999, 5.800%, 11/15/29 -
                 AMBAC Insured

        1,275   Copperas Cove, Texas, Certificates of Obligation,                     8/12 at 100.00         AAA          1,324,814
                 Series 2003, 5.000%, 8/15/23 - MBIA Insured

        2,305   Corpus Christi, Texas, Certificates of Obligation, Limited            9/12 at 100.00         AAA          2,530,360
                 Tax and Hotel Occupancy Tax Revenue Bonds, Series 2002,
                 5.500%, 9/01/21 - FSA Insured

        2,250   Harris County-Houston Sports Authority, Texas, Senior                11/11 at 100.00         AAA          2,335,748
                 Lien Revenue Bonds, Series 2001G, 5.250%, 11/15/22 -
                 MBIA Insured

        1,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          1,051,230
                 Series 2001, 5.300%, 3/15/26 - FGIC Insured

        1,255   Pasadena, Texas, Certificates of Obligation, Series 2002,             4/11 at 100.00         AAA          1,295,549
                 5.125%, 4/01/24 - FGIC Insured

        4,580   San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds,                8/06 at 102.00         AAA          5,037,634
                 Henry B. Gonzalez Convention Center Project, Series 1996,
                 5.700%, 8/15/26 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

        1,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/13 at 100.00         AAA          1,099,970
                 Series 2003, 5.250%, 11/15/16 - MBIA Insured

        2,600   Dallas-Fort Worth International Airport Facility Improvement         11/09 at 101.00         CCC          1,898,104
                 Corporation, Texas, Revenue Bonds, American Airlines, Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        1,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding         8/04 at 102.00         AAA          1,036,420
                 Bonds, Series 1994, 5.375%, 8/15/20 - FGIC Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION (continued)

$       2,000   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA     $    2,106,400
                 Bonds, Series 2000A, 5.625%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        3,000   Texas Turnpike Authority, Central Texas Turnpike System               8/12 at 100.00         AAA          3,233,220
                 First Tier Revenue Bonds, Series 2002A, 5.500%, 8/15/39 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.0%

          195   Abilene Housing Development Corporation, Texas,                         No Opt. Call      N/R***            217,454
                 Section 8 First Lien Revenue Bonds, Abilene East
                 Apartments, Series 1978, 7.000%, 7/01/08

        1,000   Caddo Mills Independent School District, Hunt County,                 2/05 at 100.00      N/R***          1,054,750
                 Texas, General Obligation Unlimited Tax School Building
                 and Refunding Bonds, Series 1995, 6.375%, 8/15/25
                 (Pre-refunded to 2/15/05)

          575   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            643,741
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,185   Fort Bend County Levee Improvement District 11, Texas,                9/04 at 100.00         AAA          1,225,989
                 Unlimited Tax Levee Improvement Bonds, Series 1994,
                 6.900%, 9/01/17 (Pre-refunded to 9/01/04) - MBIA Insured

        1,450   Galveston Industrial Development Corporation, Texas,                  9/05 at 100.00         AAA          1,553,110
                 Sales Tax Revenue Bonds, Series 1995, 5.750%, 9/01/15
                 (Pre-refunded to 9/01/05) - AMBAC Insured

          800   Laredo, Webb County, Texas, Waterworks System Combined                8/04 at 100.00         AAA            819,952
                 Tax and Revenue Certificates of Obligation, Series 1994,
                 5.625%, 8/15/11 (Pre-refunded to 8/15/04) -
                 MBIA Insured

        1,000   North Central Texas Health Facilities Development                       No Opt. Call         AAA          1,155,570
                 Corporation, Hospital Revenue Bonds, Presbyterian
                 Health Care System Project, Series 1996B,
                 5.750%, 6/01/26 - MBIA Insured

        2,500   Retama Development Corporation, Texas, Special Facilities               No Opt. Call         AAA          3,759,050
                 Revenue Bonds, Retama Park Racetrack Project,
                 Series 1993, 8.750%, 12/15/17

          665   San Antonio, Texas, Water System Revenue Refunding                      No Opt. Call         AAA            787,254
                 Bonds, Series 1992, 6.500%, 5/15/10 - MBIA Insured

        2,000   University of Houston, Texas, Consolidated Revenue                    2/05 at 100.00         AAA          2,101,100
                 Bonds, Series 1995, 6.000%, 2/15/17 (Pre-refunded
                 to 2/15/05) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.7%

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          2,914,074
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 3/01/32 (Alternative
                 Minimum Tax)

        2,500   Brazos River Authority, Texas, Revenue Refunding Bonds,               4/09 at 101.00        BBB-          2,485,200
                 Reliant Energy, Incorporated Project, Series 1999A,
                 5.375%, 4/01/19

        2,000   Harris County Health Facilities Development Corporation,              2/10 at 100.00         AAA          2,222,860
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2000, 5.750%, 2/15/15 (Alternative Minimum
                 Tax) - AMBAC Insured

        1,500   Matagorda County Navigation District 1, Texas, Pollution              7/04 at 101.00         AAA          1,534,920
                 Control Revenue Refunding Bonds, Central Power and
                 Light Company Project, Series 1993, 6.000%, 7/01/28 -
                 MBIA Insured

        1,000   Matagorda County Navigation District 1, Texas, Revenue                5/09 at 101.00        BBB-          1,001,930
                 Refunding Bonds, Reliant Energy Project, Series 1999B,
                 5.950%, 5/01/30 (Alternative Minimum Tax)

        2,000   Sabine River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB          2,154,620
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)

        1,750   San Antonio, Texas, Electric and Gas System Revenue                   2/12 at 100.00         AA+          1,897,823
                 Refunding Bonds, Series 2002, 5.375%, 2/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.2%

        3,500   Houston, Texas, Water and Sewer System Junior Lien                   12/12 at 100.00         AAA          3,599,225
                 Revenue Refunding Bonds, Series 2002A,
                 5.000%, 12/01/30 - FSA Insured

        5,275   Houston, Texas, Water and Sewer System Junior Lien                   12/10 at 100.00         AAA          5,522,661
                 Revenue Refunding Bonds, Series 2000B,
                 5.250%, 12/01/30 - FGIC Insured

          800   Houston, Texas, Water and Sewer System Junior Lien                   12/07 at 101.00         AAA            844,328
                 Revenue Refunding Bonds, Series 1997A,
                 5.375%, 12/01/27 - FGIC Insured


                                       31


                            Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                            PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$       3,500   Houston, Texas, Water and Sewer System Junior Lien                   12/11 at 100.00         AAA     $    3,912,090
                 Revenue Refunding Bonds, Series 2001A,
                 5.500%, 12/01/17 - FSA Insured

        1,000   San Antonio, Texas, Water System Senior Lien Revenue                  5/12 at 100.00         AAA          1,028,220
                 Refunding Bonds, Series 2002, 5.000%, 5/15/28 -
                 FSA Insured

        1,500   Texas Water Development Board, State Revolving Fund                   7/09 at 100.00         AAA          1,643,413
                 Senior Lien Revenue Bonds, Series 1999A, 5.500%, 7/15/21
------------------------------------------------------------------------------------------------------------------------------------
$     208,433   Total Long-Term Investments (cost $197,135,949) - 144.2%                                                212,127,908
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%

          500   Puerto Rico Government Development Bank, Adjustable                                          A-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 0.900%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $197,635,949) - 144.5%                                                          212,627,908
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      3,559,586
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.9)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  147,187,494
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            Statement of
                                 ASSETS AND LIABILITIES January 31, 2004 (Unaudited)
                                                       ARIZONA           ARIZONA          ARIZONA           ARIZONA           TEXAS
                                                       PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND         QUALITY
                                                        INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3          INCOME
                                                         (NAZ)             (NFZ)            (NKR)             (NXE)           (NTX)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $86,763,422,
   $32,831,457, $52,371,670, $63,369,767 and
   $197,635,949, respectively)                     $91,764,254       $34,555,945      $55,421,182       $64,618,446    $212,627,908
Cash                                                 1,615,472           955,878        1,442,824            84,025         253,335
Receivables:
   Interest                                            769,237           344,824          413,238           502,914       3,511,669
   Investments sold                                         --                --               --         1,000,000              --
Other assets                                             1,315             1,963            3,585               794           1,166
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  94,150,278        35,858,610       57,280,829        66,206,179     216,394,078
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                           --                --        1,205,425                --              --
Accrued expenses:
   Management fees                                      51,887            10,638           16,712            18,578         118,435
   Other                                                56,628            13,109           14,560            22,544          83,711
Preferred share dividends payable                          823             1,119            1,338             1,810           4,438
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                109,338            24,866        1,238,035            42,932         206,584
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value              30,000,000        12,000,000       18,500,000        22,000,000      69,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $64,040,940       $23,833,744      $37,542,794       $44,163,247    $147,187,494
===================================================================================================================================
Common shares outstanding                            4,439,903         1,543,102        2,419,197         3,067,117       9,470,787
===================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)           $     14.42       $     15.45      $     15.52       $     14.40    $      15.54
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    44,399       $    15,431       $   24,192       $    30,671      $   94,708
Paid-in surplus                                     61,703,377        21,817,418       34,260,492        43,241,735     134,225,160
Undistributed net investment income                    539,144           231,855           78,941            14,433       1,627,109
Accumulated net realized gain (loss)
   from investments                                 (3,246,812)           44,552          129,657          (372,271)     (3,751,442)
Net unrealized appreciation of investments           5,000,832         1,724,488        3,049,512         1,248,679      14,991,959
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $64,040,940       $23,833,744      $37,542,794       $44,163,247    $147,187,494
===================================================================================================================================
Authorized shares:
   Common                                          200,000,000         Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                         1,000,000         Unlimited        Unlimited         Unlimited       Unlimited
===================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                 OPERATIONS Six Months Ended January 31, 2004 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $2,457,451         $ 860,480       $1,306,538        $1,513,759      $ 5,747,331
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                       302,042           114,874          180,464           212,528          688,463
Preferred shares - auction fees                        37,845            15,143           23,446            27,752           87,042
Preferred shares - dividend disbursing agent fees       5,042             5,042            5,042             5,042           10,081
Shareholders' servicing agent fees and expenses         2,532               141              373               151            7,664
Custodian's fees and expenses                          13,345             4,115            5,692             8,265           30,499
Directors'/Trustees' fees and expenses                  1,084               527              948               942            2,666
Professional fees                                       5,477             4,424            5,392             7,638            6,568
Shareholders' reports - printing and mailing expenses   3,322               524            5,206             1,250           13,746
Stock exchange listing fees                             5,616                71              110               141            5,628
Investor relations expense                                965               996            2,761             3,420           10,298
Other expenses                                          5,906             4,329            4,788             5,055            8,056
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
   reimbursement                                      383,176           150,186          234,222           272,184          870,711
   Custodian fee credit                                (5,128)           (2,208)          (2,704)           (2,347)          (6,425)
   Expense reimbursement                                   --           (53,019)         (83,291)         (104,629)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          378,048            94,959          148,227           165,208          864,286
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                               2,079,403           765,521        1,158,311         1,348,551        4,883,045
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments             465,780            82,220          129,794          (300,495)          85,830
Change in net unrealized appreciation
   (depreciation) of investments                    2,966,939         1,492,156        2,235,913         3,208,177        9,037,894
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                           3,432,719         1,574,376        2,365,707         2,907,682        9,123,724
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                           (116,083)          (42,780)         (69,300)          (92,479)        (305,012)
From accumulated net realized gains from investments       --            (4,168)          (9,227)               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders      (116,083)          (46,948)         (78,527)          (92,479)        (305,012)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                 $5,396,039        $2,292,949       $3,445,491        $4,163,754      $13,701,757
===================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                 CHANGES IN NET ASSETS (Unaudited)
                                               ARIZONA                           ARIZONA                            ARIZONA
                                        PREMIUM INCOME (NAZ)            DIVIDEND ADVANTAGE (NFZ)          DIVIDEND ADVANTAGE 2 (NKR)
                                    ---------------------------        ----------------------------      ---------------------------
                                    SIX MONTHS                         SIX MONTHS                        SIX MONTHS
                                         ENDED       YEAR ENDED             ENDED        YEAR ENDED           ENDED       YEAR ENDED
                                       1/31/04          7/31/03           1/31/04           7/31/03         1/31/04          7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 2,079,403      $ 4,313,339         $ 765,521       $ 1,536,065     $ 1,158,311     $ 2,310,487
Net realized gain (loss)
   from investments                    465,780       (3,250,460)           82,220            43,532         129,794         132,780
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,966,939          649,626         1,492,156          (623,996)      2,235,913        (880,264)
Distributions to Preferred
   Shareholders:
   From net investment income         (116,083)        (295,481)          (42,780)         (100,618)        (69,300)       (185,421)
   From accumulated net realized
     gains from investments                 --               --            (4,168)           (8,316)         (9,227)         (3,802)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   5,396,039        1,417,024         2,292,949           846,667       3,445,491       1,373,780
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (2,036,290)      (4,059,731)         (701,903)       (1,357,099)     (1,046,243)     (2,088,653)
From accumulated net realized gains
   from investments                         --               --           (64,486)          (65,547)       (105,537)        (28,590)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (2,036,290)      (4,059,731)         (766,389)       (1,422,646)     (1,151,780)     (2,117,243)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --             1,664                --              --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     134,381          313,593            15,111            45,775          13,007          80,623
Preferred shares offering costs             --               --                --            29,976          (1,400)        (12,866)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions     134,381          313,593            16,775            75,751          11,607          67,757
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       3,494,130       (2,329,114)        1,543,335          (500,228)      2,305,318        (675,706)
Net assets applicable to Common
   shares at the beginning
   of period                        60,546,810       62,875,924        22,290,409        22,790,637      35,237,476      35,913,182
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $64,040,940      $60,546,810       $23,833,744       $22,290,409     $37,542,794     $35,237,476
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   539,144      $   612,114       $   231,855       $   211,017     $    78,941     $    36,173
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                 CHANGES IN NET ASSETS (Unaudited) (continued)

                                                                                 ARIZONA                             TEXAS
                                                                       DIVIDEND ADVANTAGE 3 (NXE)            QUALITY INCOME (NTX)
                                                                      -----------------------------      ---------------------------
                                                                                            FOR THE
                                                                                     PERIOD 9/25/02
                                                                       SIX MONTHS     (COMMENCEMENT      SIX MONTHS
                                                                            ENDED    OF OPERATIONS)            ENDED     YEAR ENDED
                                                                          1/31/04   THROUGH 7/31/03          1/31/04        7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 1,348,551       $ 2,008,218      $ 4,883,045    $ 9,977,143
Net realized gain (loss) from investments                                (300,495)          (72,291)          85,830     (3,211,937)
Change in net unrealized appreciation
   (depreciation) of investments                                        3,208,177        (1,959,498)       9,037,894     (2,256,490)
Distributions to Preferred Shareholders:
   From net investment income                                             (92,479)         (166,960)        (305,012)      (768,750)
   From accumulated net realized gains
     from investments                                                          --                --               --         (8,765)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      4,163,754          (190,531)      13,701,757      3,731,201
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (1,232,981)       (1,849,401)      (4,545,977)    (9,027,160)
From accumulated net realized gains
   from investments                                                            --                --               --       (100,152)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (1,232,981)       (1,849,401)      (4,545,977)   (9,127,312)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --        43,742,700               --             --
   Net proceeds from shares
      issued to shareholders due to
      reinvestment of distributions                                         1,632                --           56,605         66,550
Preferred shares offering costs                                           (16,200)         (556,001)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                        (14,568)       43,186,699           56,605         66,550
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          2,916,205        41,146,767        9,212,385    (5,329,561)
Net assets applicable to Common
   shares at the beginning of period                                   41,247,042           100,275      137,975,109    143,304,670
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $44,163,247       $41,247,042     $147,187,494   $137,975,109
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                      $    14,433       $    (8,658)    $  1,627,109   $  1,595,053
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Arizona Dividend Advantage 3 (NXE), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2004, Arizona Dividend Advantage 2 (NKR)had an outstanding when-issued purchase commitment of $1,205,425. There were no such outstanding purchase commitments in any of the other Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its share holders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                         ARIZONA     ARIZONA      ARIZONA      ARIZONA     TEXAS
                         PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND   QUALITY
                          INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3    INCOME
                           (NAZ)       (NFZ)        (NKR)        (NXE)     (NTX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                   --          --           --          880       760
   Series T                   --         480           --           --        --
   Series W                   --          --          740           --        --
   Series TH               1,200          --           --           --     2,000
--------------------------------------------------------------------------------
Total                      1,200         480          740          880     2,760
================================================================================


Arizona Dividend Advantage 3 (NXE) issued the Preferred shares listed above on November 15, 2002.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all common share offering costs (other than the sales load) that exceed $.03 per Common share for Arizona Dividend Advantage 3 (NXE). Arizona Dividend Advantage 3's (NXE) share of common share offering costs of ($91,800) was recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Arizona Dividend Advantage 3 (NXE) in connection with its offering of Preferred shares ($572,201) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                               ARIZONA PREMIUM            ARIZONA DIVIDEND           ARIZONA DIVIDEND
                                INCOME (NAZ)               ADVANTAGE (NFZ)           ADVANTAGE 2 (NKR)
                         ------------------------     ------------------------   ------------------------
                         SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                              ENDED    YEAR ENDED          ENDED    YEAR ENDED        ENDED    YEAR ENDED
                            1/31/04       7/31/03        1/31/04       7/31/03      1/31/04       7/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --            --             --            --           --            --
   Shares issued to
     shareholders due to
     reinvestment of
     distributions            8,855        19,523            960         2,947          926         5,171
---------------------------------------------------------------------------------------------------------
                              8,855        19,523            960         2,947          926         5,171
=========================================================================================================
Preferred shares sold            --            --             --            --           --            --
=========================================================================================================
                                                         ARIZONA DIVIDEND              TEXAS QUALITY
                                                         ADVANTAGE 3 (NXE)             INCOME (NTX)
                                                     ------------------------    ------------------------
                                                                      FOR THE
                                                                       PERIOD
                                                                      9/25/02
                                                                   (COMMENCE-
                                                                     MENT OF
                                                     SIX MONTHS   OPERATIONS)    SIX MONTHS
                                                          ENDED       THROUGH         ENDED    YEAR ENDED
                                                        1/31/04       7/31/03       1/31/04       7/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                               --     3,060,000            --            --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                          117            --         3,899         4,266
---------------------------------------------------------------------------------------------------------
                                                            117     3,060,000         3,899         4,266
=========================================================================================================
Preferred shares sold                                        --           880            --            --
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended January 31, 2004, were as follows:

                                              ARIZONA      ARIZONA      ARIZONA      ARIZONA        TEXAS
                                              PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                               INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                                (NAZ)        (NFZ)        (NKR)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Purchases                                 $20,042,871   $3,232,037   $2,845,541   $7,859,985  $13,465,971
Sales and maturities                       14,453,605    3,342,455    1,736,760    7,805,644   12,752,790
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2004, the cost of investments were as follows:

                                           ARIZONA      ARIZONA       ARIZONA       ARIZONA         TEXAS
                                           PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                            INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                             (NAZ)        (NFZ)         (NKR)         (NXE)         (NTX)
---------------------------------------------------------------------------------------------------------
Cost of investments                    $86,745,933  $32,833,383   $52,371,100   $63,367,960  $197,534,223
=========================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2004, were as follows:

                                            ARIZONA      ARIZONA      ARIZONA       ARIZONA         TEXAS
                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND       QUALITY
                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3        INCOME
                                              (NAZ)        (NFZ)        (NKR)         (NXE)         (NTX)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $5,575,900   $1,727,740   $3,237,121    $1,472,903   $15,875,848
   Depreciation                            (557,579)      (5,178)    (187,039)     (222,417)     (782,163)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $5,018,321   $1,722,562   $3,050,082    $1,250,486   $15,093,685
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at July 31, 2003, the Funds' last fiscal year end, were as follows:

                                            ARIZONA      ARIZONA      ARIZONA       ARIZONA         TEXAS
                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND       QUALITY
                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3        INCOME
                                              (NAZ)        (NFZ)        (NKR)         (NXE)         (NTX)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income        $937,435     $325,194     $208,855      $196,735    $2,271,776
Undistributed net ordinary income *             216       68,563      110,761            --            --
Undistributed net long-term capital gains        --           --        5,120            --            --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                               ARIZONA      ARIZONA      ARIZONA       ARIZONA         TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND       QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                 (NAZ)        (NFZ)        (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income    $4,355,548   $1,446,815   $2,277,296    $1,809,880    $9,784,102
Distributions from net ordinary income *            --        2,222       33,393            --        21,034
Distributions from net long-term
   capital gains                                    --       73,795           --            --        93,585
============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            ARIZONA        TEXAS
                                                            PREMIUM      QUALITY
                                                             INCOME       INCOME
                                                              (NAZ)        (NTX)
--------------------------------------------------------------------------------

Expiration year:
   2010                                                  $    2,164     $     --
   2011                                                   1,436,486      855,431
--------------------------------------------------------------------------------
Total                                                    $1,438,650     $855,431
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                   ARIZONA     ARIZONA      ARIZONA        TEXAS
                                   PREMIUM    DIVIDEND     DIVIDEND      QUALITY
                                    INCOME   ADVANTAGE  ADVANTAGE 3       INCOME
                                     (NAZ)       (NFZ)        (NXE)        (NTX)
--------------------------------------------------------------------------------
                                $2,273,974     $32,396      $71,776   $2,981,841
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Arizona Premium Income's (NAZ) and Texas Quality Income's (NTX) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TOPREFERRED SHARES)                                  MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Arizona Dividend Advantage's (NFZ), Arizona Dividend Advantage 2's (NKR) and Arizona Dividend Advantage 3's (NXE) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
JANUARY 31,                                       JANUARY 31,
--------------------------------------------------------------------------------
2001*                   .30%                           2007                 .25%
2002                    .30                            2008                 .20
2003                    .30                            2009                 .15
2004                    .30                            2010                 .10
2005                    .30                            2011                 .05
2006                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                         MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                           2008                 .25%
2003                    .30                            2009                 .20
2004                    .30                            2010                 .15
2005                    .30                            2011                 .10
2006                    .30                            2012                 .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
SEPTEMBER 30,                                     SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                              2007              .32%
2003                    .32                               2008              .24
2004                    .32                               2009              .16
2005                    .32                               2010              .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2004, to shareholders of record on February 15, 2004, as follows:

                       ARIZONA      ARIZONA      ARIZONA      ARIZONA      TEXAS
                       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND    QUALITY
                        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3     INCOME
                         (NAZ)        (NFZ)        (NKR)        (NXE)      (NTX)
--------------------------------------------------------------------------------
Dividend per share      $.0765       $.0765       $.0720       $.0670     $.0800
================================================================================


                            Financial
                                   HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                 Investment Operations                                 Less Distributions
                            -----------------------------------------------------------------   ------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                   Net
                Beginning                        Net      Investment         Capital            Investment    Capital
                   Common                  Realized/       Income to        Gains to             Income to   Gains to
                    Share          Net    Unrealized       Preferred       Preferred                Common     Common
                Net Asset   Investment    Investment          Share-          Share-                Share-     Share-
                    Value       Income    Gain (Loss)        holders+        holders+   Total      holders    holders    Total
===============================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)            $13.66        $ .47         $ .78           $(.03)          $  --    $1.22        $(.46)     $  --   $ (.46)
2003                14.25          .97          (.57)           (.07)             --      .33         (.92)        --     (.92)
2002                14.77         1.07          (.57)           (.09)           (.01)     .40         (.88)      (.04)    (.92)
2001                14.25         1.09           .50            (.23)             --     1.36         (.83)      (.01)    (.84)
2000                14.90         1.06          (.61)           (.25)             --      .20         (.85)        --     (.85)
1999                15.43         1.07          (.55)           (.21)             --      .31         (.84)        --     (.84)

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)             14.45          .50          1.03            (.03)             --     1.50         (.46)      (.04)    (.50)
2003                14.81         1.00          (.38)           (.07)           (.01)     .54         (.88)      (.04)    (.92)
2002                14.37         1.04           .36            (.11)             --     1.29         (.84)      (.01)    (.85)
2001(a)             14.33          .44           .23            (.08)             --      .59         (.35)        --     (.35)

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)             14.57          .48           .97            (.03)             --     1.42         (.43)      (.04)    (.47)
2003                14.88          .96          (.31)           (.08)             --      .57         (.86)      (.01)    (.87)
2002(b)             14.33          .24           .71            (.02)             --      .93         (.22)        --     (.22)

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)             13.45          .44           .95            (.03)             --     1.36         (.40)        --     (.40)
2003(c)             14.33          .66          (.67)           (.05)             --     (.06)        (.61)        --     (.61)

TEXAS QUALITY
INCOME (NTX)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)             14.57          .52           .96            (.03)             --     1.45         (.48)        --     (.48)
2003                15.14         1.05          (.58)           (.08)             --      .39         (.95)      (.01)    (.96)
2002                15.16         1.11          (.02)           (.10)           (.02)     .97         (.92)      (.07)    (.99)
2001                14.26         1.16           .88            (.27)             --     1.77         (.87)        --     (.87)
2000                15.13         1.16          (.74)           (.27)           (.02)     .13         (.91)      (.09)   (1.00)
1999                15.90         1.16          (.72)           (.22)           (.02)     .20         (.90)      (.07)    (.97)
===============================================================================================================================

                                                                  Total Returns
                                                              --------------------
                                                                           Based
                       Offering                                               on
                      Costs and       Ending                              Common
                      Preferred       Common                   Based       Share
                          Share        Share     Ending           on         Net
                   Underwriting    Net Asset     Market       Market       Asset
                      Discounts        Value      Value        Value**     Value**
==================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                     $--       $14.42   $16.2700        11.74%       9.04%
2003                         --        13.66    15.0000        (5.98)       2.21
2002                         --        14.25    16.9000         9.63        2.88
2001                         --        14.77    16.3200        17.77        9.74
2000                         --        14.25    14.6250        (8.80)       1.61
1999                         --        14.90    17.0000         8.67        1.92

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                      --        15.45    17.1700        15.81       10.48
2003                        .02        14.45    15.3000         3.06        3.67
2002                         --        14.81    15.7500         6.38        9.32
2001(a)                    (.20)       14.37    15.6500         6.76        2.81

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                      --        15.52    14.9200         7.05        9.88
2003                       (.01)       14.57    14.4000        (3.53)       3.67
2002(b)                    (.16)       14.88    15.8000         6.81        5.38

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    (.01)       14.40    14.1000         3.99       10.15
2003(c)                    (.21)       13.45    13.9700        (2.76)      (2.05)

TEXAS QUALITY
INCOME (NTX)
----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                      --        15.54    15.1500         6.39       10.07
2003                         --        14.57    14.7100         4.14        2.54
2002                         --        15.14    15.0700         9.29        6.61
2001                         --        15.16    14.7300        21.16       12.74
2000                         --        14.26    12.9375        (7.93)       1.15
1999                         --        15.13    15.1875         2.97        1.21
==================================================================================

                                                           Ratios/Supplemental Data
                       ---------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement     After Credit/Reimbursement***
                                        -----------------------------    -----------------------------
                                                       Ratio of Net                     Ratio of Net
                                          Ratio of       Investment        Ratio of       Investment
                            Ending        Expenses        Income to        Expenses        Income to
                               Net      to Average          Average      to Average          Average
                            Assets      Net Assets       Net Assets      Net Assets       Net Assets
                        Applicable      Applicable       Applicable      Applicable       Applicable      Portfolio
                         to Common       to Common        to Common       to Common        to Common       Turnover
                       Shares (000)         Shares++         Shares++        Shares++         Shares++         Rate
====================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                   $ 64,041            1.22%*           6.59%*          1.20%*           6.61%*           16%
2003                        60,547            1.25             6.81            1.24             6.82             17
2002                        62,876            1.28             7.45            1.26             7.47             19
2001                        64,859            1.28             7.47            1.27             7.48             18
2000                        62,287            1.26             7.58            1.25             7.59             33
1999                        64,775            1.29             6.88            1.29             6.88              6

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                     23,834            1.29*            6.08*            .81*            6.56*             9
2003                        22,290            1.35             6.11             .91             6.55             20
2002                        22,791            1.41             6.72             .93             7.20             40
2001(a)                     22,072            1.43*            5.80*            .95*            6.28*            21

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                     37,543            1.26*            5.79*            .80*            6.25*             3
2003                        35,237            1.27             5.78             .82             6.23              4
2002(b)                     35,913            1.19*            4.43*            .77*            4.85*             1

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                     44,163            1.25*            5.72*            .76*            6.21*            12
2003(c)                     41,247            1.19*            5.05*            .73*            5.52*            16

TEXAS QUALITY
INCOME (NTX)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    147,187            1.20*            6.75*           1.20*            6.75*             6
2003                       137,975            1.20             6.93            1.19             6.94             12
2002                       143,305            1.23             7.40            1.22             7.42             22
2001                       143,127            1.21             7.87            1.19             7.88             24
2000                       134,637            1.27             8.18            1.26             8.19             32
1999                       142,784            1.23             7.31            1.23             7.32             19
====================================================================================================================

                            Preferred Shares at End of Period
                       ------------------------------------------
                         Aggregate      Liquidation
                            Amount       and Market         Asset
                       Outstanding            Value      Coverage
                              (000)       Per Share     Per Share
=================================================================
ARIZONA PREMIUM
INCOME (NAZ)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                    $30,000          $25,000       $78,367
2003                        30,000           25,000        75,456
2002                        30,000           25,000        77,397
2001                        30,000           25,000        79,049
2000                        30,000           25,000        76,906
1999                        30,000           25,000        78,979

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                     12,000           25,000        74,654
2003                        12,000           25,000        71,438
2002                        12,000           25,000        72,480
2001(a)                     12,000           25,000        70,984

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                     18,500           25,000        75,734
2003                        18,500           25,000        72,618
2002(b)                     18,500           25,000        73,531

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                     22,000           25,000        75,186
2003(c)                     22,000           25,000        71,872

TEXAS QUALITY
INCOME (NTX)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                     69,000           25,000        78,329
2003                        69,000           25,000        74,991
2002                        69,000           25,000        76,922
2001                        69,000           25,000        76,858
2000                        69,000           25,000        73,782
1999                        69,000           25,000        76,733
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 30, 2001 (commencement of operations) through July 31, 2001.
(b) For the period March 25, 2002 (commencement of operations) through July 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through July 31, 2003.
(d)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  46-47 spread

Build Your Wealth
       AUTOMATICALLY



Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.




NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter*
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow each Fund, at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful or that it will not reduce the Fund's total return.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

*    Director for certain of the Funds contained in this report.

Serving Investors
           FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-A-0104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: April 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: April 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.